UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

FIRST SENTIER GLOBAL LISTED INFRASTRUCTURE FUND

CLASS I (FLIIX)

FIRST SENTIER AMERICAN LISTED INFRASTRUCTURE FUND

CLASS I (FLIAX)

SEMI-ANNUAL REPORT

April 30, 2022

First Sentier Global Listed Infrastructure Fund

April 30, 2022

Dear Shareholder,

We are pleased to present the semi-annual report for the First Sentier Global Listed Infrastructure Fund (NASDAQ: FLIIX), (the “Fund”); covering the fiscal period from November 1, 2021 to April 30, 2022.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2022, compared to the FTSE Global Core Infrastructure 50/50 Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE Global Core Infrastructure 50/50 Net Index
6 Months	2.72%	3.61%
1 Year	3.59%	6.62%
3 Years	6.01%	6.56%
5 Years	6.38%	7.37%
Since Inception (2/28/2017)	7.06%	7.93%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 1.30%. The net expense ratio of the Fund is 0.95%.

First Sentier Investors (US) LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), interest, taxes, extraordinary expenses and any other class-specific expenses, such as the shareholder servicing plan fee of 0.10%) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.85% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”). The Expense Cap will remain in effect through at least February 27, 2023 and may be terminated only by the Trust’s Board of Trustees (the “Board”).

The Fund provides investors with exposure to a diversified, actively managed portfolio of global listed infrastructure assets, including toll roads, airports, railroads, utilities and renewables, energy midstream, wireless towers and data centres. These assets share common characteristics, like barriers to entry and pricing power, which can provide investors with inflation-protected income and steady capital growth.

The fiscal period November 1, 2021 through April 30, 2022 was characterized by rising inflation, fuelled by strong consumer demand, supply chain delays and mounting geopolitical tension which pushed energy prices up. Russia’s invasion of Ukraine in February 2022 saw western governments impose a swathe of financial and economic sanctions on Russia. The portfolio has no direct exposure to Russia, but we remain alert to potential implications for commodity and broader markets. In March 2022, the U.S. Federal Reserve raised interest rates by 0.25% – its first increase since 2018 – and predicted six further increases during the 2022 calendar year in an effort to counter higher prices.

Global listed infrastructure delivered solid returns against this turbulent backdrop. True to their defensive nature, Utilities proved one of the best performing infrastructure sectors during this volatile period. U.S. regulated utilities CenterPoint Energy, Entergy, and Xcel Energy gained as investors were drawn to the appeal of their predictable earnings profiles and domestically focused operations.

Energy Midstream stocks rallied on expectations that Europe’s need to reduce or eliminate its dependence on Russia energy would buoy U.S. oil and natural gas production levels. We believe this is likely to support utilisation rates of North American pipelines and storage assets, and boost demand for LNG exports. U.S. LNG exporter Cheniere raised earnings guidance for 2022 by 20%, citing the early completion of its latest LNG “train” (large scale natural gas liquefaction and purification facility) and the sustained strength in global LNG markets.

Toll Roads also performed relatively well. Atlas Arteria, whose largest asset is a stake in French toll road network APRR, gained after Emmanuel Macron’s win over far right opponent Marine Le Pen in the French presidential election eased political risk concerns. Le Pen’s proposals had included nationalising French toll roads. CCR, Brazil’s largest toll road operator, also gained. Having underperformed on concerns for country / political risk and rising interest rates, the stock rallied as investors identified value. Traffic volumes on its toll road network remain robust, running close to or exceeding 2019 levels. In the medium term CCR is well positioned to benefit from the country’s efforts to privatize and improve its roads, airports and passenger rail networks.

On the negative side, Towers / Data Centers lagged as concerns for higher bond yields overshadowed the structural growth theme of increasing demand for mobile data. Investors reacted sceptically to American Tower’s U.S.$10 billion takeover of data centre operator CoreSite in November 2021. American Tower expects the deal to provide value creation opportunities, owing to the growing overlap between towers and data centres in a 5G and cloud-based world.

North American freight Railroad operators also underperformed on concerns that a slowing U.S. economy may weigh on haulage volumes. March quarter earnings numbers from portfolio holdings Norfolk Southern and CSX showcased their strong pricing power. However, both stocks faced concerns that volumes may be affected in the second half of the year if rising interest rates cause the U.S. economic growth rate to slow.

Positioning
The Fund is managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Toll roads represent the portfolio’s largest sector overweight, via positions in European, Asia Pacific and Latin American operators. We believe these companies represent exceptional value at current levels, with traffic volumes proving significantly more resilient than those of other transport infrastructure assets. Toll roads are also likely to fare relatively well in a higher inflation environment. Many toll roads have concession agreements that specify how prices can be increased, with an option to follow the inflation rate or an agreed percentage – whichever is higher.

The portfolio is also overweight Railroads, primarily via exposure to large cap North American freight rail operators. These firms are unique and valuable franchises. Their wholly-owned track networks are high quality infrastructure assets which can never be replicated. They typically operate under duopoly market conditions, with significant numbers of captive customers such as grain, chemical and auto producers giving them strong pricing power over long haul routes. Improving operating efficiency provides further scope to grow earnings.

A substantial portion of the Fund consists of high conviction Utility / Renewables holdings. The Fund’s focus is on companies with the scope to derive steady, potentially low risk earnings growth by replacing old fossil fuel power plants with solar and wind farms, and by upgrading and expanding the networks needed to connect these new power sources to the end user. Technology advances and lower costs for utility-scale battery storage will enable renewables to represent an ever-greater share of the overall electricity generation mix. In the medium term, the roll-out of electric vehicles is then expected to provide an additional boost to utilities – first via investment opportunities associated with linking EV charging stations to the grid, and then via higher overall demand for electricity.

The portfolio is underweight in the Airports sector. The emergence of the Omicron variant underscored how vulnerable many airlines remain to coronavirus-related disruption. As a result, we favour shorter haul, leisure-exposed airports, and in particular European airports with large intra-Europe exposure where border restrictions are likely to be less cumbersome. We expect to see a strong rebound in traffic at airports such as Spain’s AENA, as travellers look to catch-up with friends and family or take a holiday.

An underweight exposure to the Energy Midstream sector has been maintained. Strong gains across the sector during the past year have moved these stocks to lower rankings within our investment process; and we remain conscious of the structural headwinds that many of these companies could face as Net Zero initiatives gather pace.

Conclusion
Returns during the period under review has seen global listed infrastructure exhibit two of the key benefits that it can offer investors. First, the asset class has held up relatively well as global equities sold off, consistent with its history of providing most of the upside in rising equity markets but offering protection from falling ones. This pattern of performance is underpinned by global listed infrastructure’s consistently strong pricing power, predictable cash flows, and relative immunity to economic cycles.

Secondly, global listed infrastructure has outperformed global equities against a backdrop of high inflation. This is a reflection of listed infrastructure being a price maker, not a price taker. Infrastructure’s tangible assets provide essential services, using contracted or regulated business models. These assets consistently demonstrate the ability to pass though the effects higher input costs and inflation to the end user. This can be achieved through regulated real returns for utilities, or through contracts which explicitly link tolls or fees to the inflation rate. Infrastructure’s capital-intensive nature provides high barriers to entry which have allowed incumbent operators in other sectors, such as mobile towers and freight rail, to achieve similarly robust pricing results even without explicit inflation links. Our analysis has found that more than 70% of assets owned by listed infrastructure companies have effective means to pass-through some of the impact of inflation to customers, to the benefit of shareholders. Further, the value of infrastructure assets can generally be expected to rise during inflationary environments. Existing infrastructure assets become more attractive as the replacement costs increase. This factor gives infrastructure assets enhanced appeal during periods of high inflation.

While global markets remain unpredictable, we are confident in global listed infrastructure’s ability to consistently deliver these positive outcomes to investors over time.

Sincerely,

The First Sentier Investors Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE Global Core Infrastructure 50/50 Net Index gives participants an industry-defined interpretation of infrastructure and adjusts the exposure to certain infrastructure sub-sectors.  The constituent weights for this index are adjusted as part of the semi-annual review according to three broad industry sectors – 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers.  Company weights within each group are adjusted in proportion to their investable market capitalization.

You cannot invest directly in an index.

Cash flow is defined as operating cash flows less maintenance capital expenditure.

Diversification does not guarantee a profit or protect from loss in a declining market.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

First Sentier American Listed Infrastructure Fund

April 30, 2022

Dear Shareholder,

We are pleased to present the semi-annual report for the First Sentier American Listed Infrastructure Fund (NASDAQ: FLIAX), (the “Fund”); covering the fiscal period from November 1, 2021 to April 30, 2022.

The following table provides a summary of the Fund’s performance over this period as of April 30, 2022, compared to the FTSE USA Core Infrastructure Capped Net Index, the Fund’s benchmark index.

Period	Fund (net of fees)	FTSE USA Core Infrastructure Capped Net Index
6 Months	4.17%	2.77%
1 Year	10.46%	8.03%
Since Inception (12/29/2020)	19.09%	16.30%

Performance greater than one year is annualized. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-888-898-5040. The gross expense ratio of the Fund is 6.45%. The net expense ratio of the Fund is 0.75%.

First Sentier Investors (US) LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short, extraordinary expenses, and any other class-specific expenses, such as shareholder servicing plan fees) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.75% of average daily net assets of the Fund’s Class I shares (the “Expense Cap”). The Expense Cap will remain in effect through February 27, 2023 and may be terminated only by the Trust’s Board of Trustees (the “Board”).

The First Sentier American Listed Infrastructure Fund is a United States-focused liquid real asset strategy. It seeks to provide investors with inflation protected income and solid capital growth by investing in the shares of essential service infrastructure companies that own assets in the U.S. These companies include utilities and renewables, wireless towers, railroads, energy midstream, waste management, data centers and toll roads.

The fiscal period November 1, 2021 through April 30, 2022 was characterized by rising inflation, fuelled by strong consumer demand, supply chain delays and mounting geopolitical tension which pushed energy prices up. Russia’s invasion of Ukraine in February 2022 saw western governments impose a swathe of financial and economic sanctions on Russia. The portfolio has no direct exposure to Russia, but we remain alert to potential implications for commodity and broader markets. In March 2022, the U.S. Federal Reserve raised interest rates by 0.25% – its first increase since 2018 – and predicted six further increases during the 2022 calendar year in an effort to counter higher prices.

American Listed Infrastructure delivered solid returns against this turbulent backdrop. True to their defensive nature, Utilities proved one of the best performing infrastructure sectors during this volatile period. U.S. regulated utilities including DTE Energy, CenterPoint Energy and Entergy gained as investors were drawn to the appeal of their predictable earnings profiles and domestically focused operations.

Energy Midstream stocks rallied on expectations that Europe’s need to reduce or eliminate its dependence on Russia energy would buoy U.S. oil and natural gas production levels. We believe this is likely to support utilisation rates of North American pipelines and storage assets, and boost demand for LNG exports. U.S. LNG exporter Cheniere raised earnings guidance for 2022 by 20%, citing the early completion of its latest LNG “train” (large scale natural gas liquefaction and purification facility) and the sustained strength in global LNG markets.

On the negative side, Towers / Data Centers lagged as concerns for higher bond yields overshadowed the structural growth theme of increasing demand for mobile data. Investors reacted sceptically to American Tower’s U.S.$10 billion takeover of data centre operator CoreSite in November 2021. American Tower expects the deal to provide value creation opportunities, owing to the growing overlap between towers and data centres in a 5G and cloud-based world.

North American freight Railroad operators also underperformed on concerns that a slowing U.S. economy may weigh on haulage volumes. March quarter earnings numbers from portfolio holdings Norfolk Southern and CSX showcased their strong pricing power. However, both stocks faced concerns that volumes may be affected in the second half of the year if rising interest rates cause the U.S. economic growth rate to slow.

Positioning
The Fund is actively managed using a disciplined, bottom-up investment process with equal emphasis on quality and valuation, which aims to identify mispricing.

Utilities and renewables represent the portfolio’s largest sector overweight. The sector is positioned to derive steady, potentially low risk earnings growth by replacing old fossil fuel power plants with solar and wind farms, and by upgrading and expanding the networks needed to connect these new power sources to the end user. Technology advances and lower costs for utility-scale battery storage will enable renewables to represent an ever-greater share of the overall electricity generation mix. In the medium term, the roll-out of electric vehicles is then expected to provide an additional boost to utilities – first via investment opportunities associated with linking EV charging stations to the grid; and then via higher overall demand for electricity.

The portfolio is also overweight Railroads via its exposure to large cap U.S. freight rail operators. These firms are unique and valuable franchises. Their wholly-owned track networks are high quality infrastructure assets which can never be replicated. They typically operate under duopoly market conditions, with significant numbers of captive customers such as grain, chemical and auto producers giving them strong pricing power over long haul routes. Improving operating efficiency provides further scope to grow earnings.

An underweight exposure to the Energy Midstream sector has been maintained. Strong gains across the sector during the past year have moved these stocks to lower rankings within our investment process; and we remain conscious of the structural headwinds that many of these companies could face as Net Zero initiatives gather pace.

Conclusion
Returns during the period under review has seen American Listed Infrastructure exhibit two of the key benefits that it can offer investors. First, the asset class has held up relatively well as general equities sold off, consistent with its history of providing most of the upside in rising equity markets but offering protection from falling ones. This pattern of performance is underpinned by listed infrastructure’s consistently strong pricing power, predictable cash flows, and relative immunity to economic cycles.

Secondly, American Listed Infrastructure has outperformed general equities against a backdrop of high inflation. This is a reflection of listed infrastructure being a price maker, not a price taker. Infrastructure’s tangible assets provide essential services, using contracted or regulated business models. These assets consistently demonstrate the ability to pass though the effects higher input costs and inflation to the end user. This can be achieved through regulated real returns for utilities, or through contracts which explicitly link tolls or fees to the inflation rate. Infrastructure’s capital-intensive nature provides high barriers to entry which have allowed incumbent operators in other sectors, such as mobile towers and freight rail, to achieve similarly robust pricing results even without explicit inflation links. Further, the value of infrastructure assets can generally be expected to rise during inflationary environments. Existing infrastructure assets become more attractive as the replacement costs increase. This factor gives infrastructure assets enhanced appeal during periods of high inflation.

While financial markets remain unpredictable, we are confident in American Listed Infrastructure‘s ability to consistently deliver these positive outcomes to investors over time.

Sincerely,

The First Sentier Investors Management Team

Mutual fund investing involves risk.  Principal loss is possible.  Infrastructure companies may be subject to a variety of factors that may adversely affect their business, including high interest costs, high leverage, regulation costs, economic slowdown, surplus capacity, increased competition, lack of fuel availability and energy conversation policies.  The Fund invests in small- and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investing in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of nationalization, confiscation or the imposition of restrictions on foreign investment.  Investing in master limited partnerships (“MLPs”) involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles.  Risks inherent in the structure of MLPs, include complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  Some of the risks involved in investing in real estate investment trusts (“REITs”) include a general decline in the value of real estate, fluctuations in rental income, changes in interest rates, increases in property taxes, increased operating costs, overbuilding, changes in zoning laws, and changes in consumer demand for real estate.  Since the Fund’s investments are comprised of companies in the same industry or group of industries, the Fund may be subject to greater volatility than a fund that invests in a wider variety of industries.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.  Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The FTSE USA Core Infrastructure Capped Net Index comprises the U.S. constituents of the FTSE Developed Core Infrastructure Index, which are capped to limit the exposure of particular infrastructure subsectors. Constituents are selected from the underlying index using FTSE Russell’s definition of infrastructure.

You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor.

First Sentier Global Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2022 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier American Listed Infrastructure Fund

Sector Allocation of Portfolio Assets at April 30, 2022 (Unaudited)

16.7%
9.0%
22.1%
52.2%
Energy
Industrials
Utilities
REITs

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.86%
	Airport Services - 6.69%
17,405	Aena SME SA*^	$2,469,941
6,816	Flughafen Zurich AG*^	1,152,577
55,165	Grupo Aeroportuario del Sureste SAB de CV - Class B^	1,202,971
		4,825,489

	Construction & Engineering - 2.69%
19,980	VINCI SA^	1,938,741

	Electric Utilities - 30.20%
23,076	Alliant Energy Corp.	1,357,100
37,100	Emera, Inc.^	1,791,393
20,655	Entergy Corp.	2,454,847
26,465	Evergy, Inc.	1,795,650
49,496	FirstEnergy Corp.	2,143,672
78,516	Iberdrola SA^	902,214
55,492	NextEra Energy, Inc.	3,941,042
6,515	Orsted A/S	720,758
18,376	Pinnacle West Capital Corp.	1,308,371
60,896	PPL Corp.	1,723,966
49,599	SSE plc^	1,151,978
33,948	Xcel Energy, Inc.	2,487,031
		21,778,022

	Environmental & Facilities Services - 1.20%
6,431	Republic Services, Inc.	863,490

	Gas Utilities - 2.80%
566,200	China Gas Holdings Ltd.^	690,179
49,965	Rubis SCA^	1,328,947
		2,019,126

	Highways & Railtracks - 13.89%
232,582	Atlas Arteria Ltd.^	1,129,899
376,500	CCR SA^	954,206
31,283	Getlink S.E.^	572,452
1,166,000	Jiangsu Expressway Co. Ltd. - Class H^	1,151,981
115,397	Promotora y Operadora de Infraestructura SAB de CV^	845,353
534,104	Transurban Group^	5,363,259
		10,017,150

	Integrated Telecommunication Services - 1.39%
93,953	Infrastrutture Wireless Italiane SpA^	1,002,512

	Multi-Utilities - 11.41%
10,385	Avista Corp.	421,319
55,120	CenterPoint Energy, Inc.	1,687,223
39,709	Dominion Energy, Inc.	3,241,843
93,485	Hera SpA^	348,662
15,653	Sempra Energy	2,525,768
		8,224,815

	Oil & Gas Storage & Transportation - 6.06%
11,081	Cheniere Energy, Inc.	1,504,911
28,139	DT Midstream, Inc.	1,512,471
35,700	Pembina Pipeline Corp.^	1,350,856
		4,368,238

	Railroads - 9.81%
490,774	Aurizon Holdings Ltd.^	1,386,001
80,921	CSX Corp.	2,778,827
9,500	Norfolk Southern Corp.	2,449,860
12,400	West Japan Railway Co.^	460,275
		7,074,963

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at April 30, 2022 (Unaudited) (Continued)

Shares		Value
	Water Utilities - 2.72%
688,000	Guangdong Investment Ltd.^	$880,876
27,417	Severn Trent plc^	1,077,530
		1,958,406
	TOTAL COMMON STOCKS (Cost $62,007,264)	64,070,952

	MLP INVESTMENT: 1.51%
	Oil & Gas Storage & Transportation - 1.51%
42,134	Enterprise Products Partners, LP	1,091,692
	TOTAL MLP INVESTMENT (Cost $819,407)	1,091,692

	REITs: 7.92%
	Real Estate - 7.92%
13,203	American Tower Corp.	3,182,187
7,273	SBA Communications Corp.	2,524,531
	TOTAL REITs (Cost $5,260,528)	5,706,718

	Total Investments in Securities (Cost $68,087,199): 98.29%	70,869,362
	Other Assets in Excess of Liabilities: 1.71%	1,231,577
	Net Assets: 100.00%	$72,100,939

	* Non-income producing security.
	^ Foreign issuer.

AG	Aktiengesellschaft is the German term for a public limited company.
A/S	Aktieselskab is the Danish term for a stock-based corporation.
LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	58.57%
Australia	10.93%
France	5.32%
Spain	4.68%
Canada	4.36%
China	3.78%
United Kingdom	3.09%
Mexico	2.84%
Italy	1.87%
Switzerland	1.60%
Brazil	1.32%
Denmark	1.00%
Japan	0.64%
100.00%

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund

Schedule of Investments
at April 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS: 82.07%
	Electric Utilities - 36.43%
2,251	Alliant Energy Corp.	$132,381
524	Duke Energy Corp.	57,724
1,800	Emera, Inc.^	86,914
1,882	Entergy Corp.	223,676
2,437	Evergy, Inc.	165,351
4,829	FirstEnergy Corp.	209,144
2,648	Iberdrola SA^	30,428
6,668	NextEra Energy, Inc.	473,561
3,022	OGE Energy Corp.	116,891
1,472	Pinnacle West Capital Corp.	104,807
7,063	PPL Corp.	199,954
826	Southern Co.	60,620
2,913	Xcel Energy, Inc.	213,406
		2,074,857

	Environmental & Facilities Services - 1.30%
553	Republic Services, Inc.	74,251

	Multi-Utilities - 15.01%
1,048	Avista Corp.	42,517
5,141	CenterPoint Energy, Inc.	157,366
3,481	Dominion Energy, Inc.	284,189
842	DTE Energy Co.	110,336
1,615	Sempra Energy	260,596
		855,004

	Oil & Gas Storage & Transportation - 8.84%
1,493	Cheniere Energy, Inc.	202,764
2,307	DT Midstream, Inc.	124,001
2,405	Targa Resources Corp.	176,551
		503,316

	Railroads - 20.49%
12,417	CSX Corp.	426,400
1,410	Norfolk Southern Corp.	363,611
1,610	Union Pacific Corp.	377,207
		1,167,218
	TOTAL COMMON STOCKS (Cost $4,364,693)	4,674,646

	REITs: 16.49%
	Real Estate - 16.49%
1,410	American Tower Corp.	339,838
1,629	Crown Castle International Corp.	301,707
857	SBA Communications Corp.	297,473
	TOTAL REITs (Cost $908,330)	939,018

	Total Investments in Securities (Cost $5,273,023): 98.56%	5,613,664
	Other Assets in Excess of Liabilities: 1.44%	82,210
	Net Assets: 100.00%	$5,695,874

	^ Foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

First Sentier Funds
STATEMENTS OF ASSETS AND LIABILITIES
at April 30, 2022 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
ASSETS
Investments, at value (cost $68,087,199 and $5,273,023, respectively)	$70,869,362	$5,613,664
Cash	68,848	69,630
Foreign cash, at value (cost $312,028 and $0, respectively)	298,840	-
Receivables
Due from Adviser	-	15,600
Securities sold	1,679,277	37,036
Dividends and interest	118,275	3,751
Dividend tax reclaim	38,577	93
Prepaid expenses	10,188	18,874
Total assets	73,083,367	5,758,648

LIABILITIES
Payables
Securities purchased	898,632	26,605
Due to Adviser	30,171	-
Administration and fund accounting fees	16,753	16,021
Audit fees	10,413	10,414
Shareholder servicing fees	6,401	-
Transfer agent fees and expenses	6,862	3,045
Reports to shareholders	14	192
Legal fees	1,356	1,576
Custody fees	9,967	2,735
Chief Compliance Officer fee	1,823	1,821
Accrued expenses	36	365
Total liabilities	982,428	62,774

NET ASSETS	$72,100,939	$5,695,874

CALCULATION OF NET ASSET VALUE PER SHARE
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	6,266,615	478,158

Net asset value, redemption price and offering price per share	$11.51	$11.91

COMPONENTS OF NET ASSETS
Paid-in capital	$67,166,894	$5,168,394
Total distributable earnings	4,934,045	527,480
Total net assets	$72,100,939	$5,695,874

The accompanying notes are an integral part of these financial statements.

First Sentier Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2022 (Unaudited)

	First Sentier Global Listed Infrastructure Fund	First Sentier American Listed Infrastructure Fund
NET INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $53,035 and $460, respectively)	$771,169	$63,090
Total income	771,169	63,090

Expenses
Advisory fees (Note 4)	267,005	20,924
Administration and fund accounting fees (Note 4)	51,678	48,937
Shareholder servicing fees (Note 5)	35,588	-
Custody fees (Note 4)	21,294	7,279
Transfer agent fees and expenses (Note 4)	20,618	10,239
Registration fees	10,979	15,108
Audit fees	10,413	10,414
Chief Compliance Officer fees (Note 4)	6,509	6,509
Trustee fees and expenses	5,922	6,001
Legal fees	3,815	4,013
Miscellaneous	3,160	3,002
Shareholder reporting	1,767	1,631
Insurance expense	1,635	1,491
Total expenses before fee waiver and expense reimbursement	440,383	135,548
Less: advisory fees waived and expenses reimbursed by Adviser (Note 4)	(102,176)	(114,624)
Net expenses	338,207	20,924
Net investment income	432,962	42,166

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on transactions from:
Investments	2,588,243	169,312
Foreign currency	299	246
Net change in unrealized appreciation/(depreciation) on:
Investments	(991,486)	18,032
Foreign currency	(21,622)	-
Net realized and unrealized gain on investments and foreign currency	1,575,434	187,590
Net increase in net assets resulting from operations	$2,008,396	$229,756

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$432,962	$1,082,516
Net realized gain on transactions from:
Investments	2,588,243	3,353,043
Foreign currency	299	18,796
Net change in unrealized appreciation/(depreciation) on:
Investments	(991,486)	6,559,634
Foreign currency	(21,622)	(836)
Net increase in net assets resulting from operations	2,008,396	11,013,153

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(4,331,178)	(1,458,746)
Total dividends and distributions	(4,331,178)	(1,458,746)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	821,821	9,758,658
Proceeds from shares issued in reinvestment of dividends	4,263,772	1,401,097
Cost of shares redeemed	(1,250,015)	(6,589,364)
Net increase in net assets resulting from capital share transactions	3,835,578	4,570,391

Total increase in net assets	1,512,796	14,124,798

NET ASSETS
Beginning of period	70,588,143	56,463,345

End of period	$72,100,939	$70,588,143

CHANGES IN SHARES OUTSTANDING
Shares sold	74,352	839,694
Shares issued in reinvestment of dividends	383,433	129,852
Shares redeemed	(108,823)	(567,112)
Net increase in shares outstanding	348,962	402,434

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	December 29, 2020*
	April 30, 2022	through
	(Unaudited)	October 31, 2021
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$42,166	$41,536
Net realized gain/(loss) on transactions from:
Investments	169,312	250,326
Foreign currency	246	(234)
Net change in unrealized appreciation/(depreciation) on:
Investments	18,032	322,609
Foreign currency	-	(2)
Net increase in net assets resulting from operations	229,756	614,235

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(316,516)	-
Total dividends and distributions	(316,516)	-

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,700	4,854,878
Proceeds from shares issued in reinvestment of dividends	310,851	-
Cost of shares redeemed	(30)	-
Net increase in net assets resulting from capital share transactions	313,521	4,854,878

Total increase in net assets	226,761	5,469,113

NET ASSETS
Beginning of period	5,469,113	-

End of period	$5,695,874	$5,469,113

CHANGES IN SHARES OUTSTANDING
Shares sold	214	451,333
Shares issued in reinvestment of dividends	26,614	-
Shares redeemed	(3)	-
Net increase in shares outstanding	26,825	451,333

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

First Sentier Global Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended						February 28, 2017*
	April 30, 2022		Year Ended	Year Ended	Year Ended	Year Ended	through
	(Unaudited)		October 31, 2021	October 31, 2020	October 31, 2019	October 31, 2018	October 31, 2017
Net asset value, beginning of period	$11.93		$10.24	$11.56	$9.90	$11.17	$10.00

Income from investment operations:
Net investment income	0.07		0.19	0.13	0.17	0.18	0.22
Net realized and unrealized gain/(loss) on investments and foreign currency	0.24		1.77	(1.10)	1.76	(0.73)	0.95
Total from investment operations	0.31		1.96	(0.97)	1.93	(0.55)	1.17

Less dividends and distributions:
Dividends from net investment income	(0.21)		(0.13)	(0.16)	(0.16)	(0.32)	-
Distributions from net realized gains	(0.52)		(0.14)	(0.19)	(0.11)	(0.40)	-
Total dividends and distributions	(0.73)		(0.27)	(0.35)	(0.27)	(0.72)	-

Net asset value, end of period	$11.51		$11.93	$10.24	$11.56	$9.90	$11.17

Total return	2.72	%+	19.36%	-8.62%	19.90%	-5.19%	11.70	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$72,101		$70,588	$56,463	$35,631	$13,912	$6,109
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	1.24	%++	1.30%	1.50%	1.93%	3.52%	4.53	%++
After fee waivers and expense reimbursement	0.95	%++	0.95%	0.94%	0.94%	0.91%	0.99	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.93	%++	1.34%	1.05%	1.14%	(0.19%)	(0.32	%)++
After fee waivers and expense reimbursement	1.22	%++	1.69%	1.61%	2.13%	2.42%	3.22	%++
Portfolio turnover rate	26.74	%+	56.09%	61.67%	41.26%	60.14%	51.11	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

First Sentier American Listed Infrastructure Fund
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Six Months Ended		December 29, 2020*
	April 30, 2022		through
	(Unaudited)		October 31, 2021
Net asset value, beginning of period	$12.12		$10.00

Income from investment operations:
Net investment income	0.18		0.09
Net realized and unrealized gain on investments and foreign currency	0.00	^	2.03
Total from investment operations	0.18		2.12

Less dividends and distributions:
Dividends from net investment income	(0.14)		-
Distributions from net realized gains	(0.25)		-
Total dividends and distributions	(0.39)		-

Net asset value, end of period	$11.91		$12.12

Total return	4.17	%+	21.20	%+

Supplemental data and ratios:
Net assets, end of period (thousands)	$5,696		$5,469
Ratio of net expenses to average net assets:
Before fee waivers and expense reimbursement	4.86	%++	6.45	%++
After fee waivers and expense reimbursement	0.75	%++	0.75	%++
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	(2.60	%)++	(4.36	%)++
After fee waivers and expense reimbursement	1.51	%++	1.34	%++
Portfolio turnover rate	34.37	%+	58.21	%+

*	Commencement of operations.
+	Not annualized.
++	Annualized.
^	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)

NOTE 1 - ORGANIZATION

The First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and the First Sentier American Listed Infrastructure Fund (the “American Listed Fund”), (each, a ‘Fund” and collectively, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Global Listed Fund is diversified and the American Listed Fund is non-diversified. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”  The investment objective of the Global Listed Fund and the American Listed Fund is to seek to achieve growth of capital and inflation-protected income.  The Global Listed Fund and the American Listed Fund currently offer Class I shares.  The Global Listed Fund’s Class I shares commenced operations on February 28, 2017.  The American Listed Fund’s Class I shares commenced operations on December 29, 2020.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income, Expenses and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specific lot identification.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Foreign Securities: The Global Listed Fund may invest up to 75% of its net assets in securities of foreign companies, including but not limited to depositary receipts.  Foreign economies may differ from the

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.

Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from the changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Refer to Note 12 for more information about subsequent events.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. EST).

Equity Securities: Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. EST.

For foreign securities traded on foreign exchanges, the Trust has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of each Fund’s securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the fair value hierarchy. First Sentier Investments (US) LLC (the “Adviser”) anticipates that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2022:

Global Listed Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$-	$1,002,512	$-	$1,002,512
Energy	4,368,238	-	-	4,368,238
Industrials	9,094,707	15,625,126	-	24,719,833
Utilities	26,879,224	7,101,145	-	33,980,369
Total Common Stocks	40,342,169	23,728,783	-	64,070,952
MLP Investment	1,091,692	-	-	1,091,692
REITs	5,706,718	-	-	5,706,718
Total Investments in Securities	$47,140,579	$23,728,783	$-	$70,869,362

American Listed Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$503,316	$-	$-	$503,316
Industrials	1,241,469	-	-	1,241,469
Utilities	2,899,433	30,428	-	2,929,861
Total Common Stocks	4,644,218	30,428	-	4,674,646
REITs	939,018	-	-	939,018
Total Investments in Securities	$5,583,236	$30,428	$-	$5,613,664

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser provides the Funds with investment management services under an investment advisory agreement.  The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, each Fund pays the Adviser a monthly management fee.  The Funds each pay fees calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has delegated the day-to-day investment management of the Funds to First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”).  The Sub-Adviser is compensated by the Adviser from the management fees paid to the Adviser.  The sub-advisory fee to be received by the Sub-Adviser is 0.60% of average daily net assets.  The percentage of compensation the Sub-Adviser receives from the Adviser is subject to adjustment according to the Adviser’s transfer pricing methodology and therefore is subject to change.  For the six months ended April 30, 2022, the Global Listed Fund and the American Listed Fund incurred advisory fees of $267,005 and $20,924, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses and class specific expenses such as the shareholder servicing plan fee) to the extent necessary to limit each Fund’s total annual fund operating expenses as a percent of average daily net assets as follows:

Global Listed Fund                                   0.85%
American Listed Fund                              0.75%

Any such reduction made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended April 30, 2022, the Adviser reduced its fees in the amount of $102,176 and $114,624 in the Global Listed Fund and the American Listed Fund, respectively.  No amounts were recouped by the Adviser.  The expense limitation will remain in effect through at least February 27, 2023 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	10/31/2022	10/31/2023	10/31/2024	4/30/2025	Total
Global Listed Fund	$117,917	$249,900	$225,162	$102,176	$695,155
American Listed Fund	-	-	176,883	114,624	291,507

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2022 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of each Funds’ average daily net assets.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  The shareholder servicing fees accrued by the Funds for the six months ended April 30, 2022 are disclosed in the statements of operations.

NOTE 6 – LINE OF CREDIT

The Global Listed Fund has a secured line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended April 30, 2022, the Fund did not draw upon the line of credit.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Global Listed Fund	$19,845,417	$18,718,965
American Listed Fund	1,983,131	1,860,095

The Funds had no purchases or sales of U.S. government securities during the six months ended April 30, 2022.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the six months ended April 30, 2022 and the period ended October 31, 2021 was as follows:

	April 30, 2022	October 31, 2021
Global Listed Fund
Ordinary income	$2,687,350	$695,359
Long-term capital gains	1,643,828	763,387

	April 30, 2022	October 31, 2021
American Listed Fund
Ordinary income	$316,408	$-
Long-term capital gains	108	-

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

As of October 31, 2021, the Funds’ most recent fiscal period end, components of accumulated earnings/(losses) on a tax basis were as follows:

	Global Listed Fund	American Listed Fund

Cost of investments (a)	$65,119,881	$5,018,140
Gross unrealized appreciation	$6,763,031	$396,926
Gross unrealized depreciation	(3,619,523)	(76,863)
Net unrealized appreciation (a)	3,143,508	320,063
Net unrealized depreciation on foreign currency	(639)	(2)
Undistributed ordinary income	2,470,155	294,073
Undistributed long-term capital gain	1,643,803	106
Total distributable earnings	4,113,958	294,179
Total accumulated earnings/(losses)	$7,256,827	$614,240

(a) The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to wash sales and partnerships.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Funds’ net asset value and total return.  The Funds’ most recent prospectus provides further descriptions of the Funds’ investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Funds’ performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Funds’ investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Infrastructure Companies Risk (Both Funds). Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Some of the specific risks that infrastructure companies may be particularly affected by, or subject to, include the following: regulatory risk, technology risk, regional or geographic risk, natural disasters risk, through-put risk, project risk, strategic asset risk, operation risk, customer risk, interest rate risk, inflation risk and financing risk.

In particular, the operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosion, fire, terrorist attack, major plant breakdown, pipeline or electricity line rupture or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets.

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

Further, national and local environmental laws and regulations affect the operations of infrastructure projects.  Standards are set by these laws, and regulations are imposed regarding certain aspects of health and environmental quality, and they provide for penalties and other liabilities for the violation of such standards, and establish, in certain circumstances, obligations to remediate and rehabilitate current and former facilities and locations where operations are, or were, conducted. These laws and regulations may have a detrimental impact on the financial performance of infrastructure projects.

•
Concentration Risk (Both Funds).  Since the securities of companies in the same industry or group of industries will comprise a significant portion of each Fund’s portfolio, the Funds will be more significantly impacted by adverse developments in such industries than a fund that invests in a wider variety of industries.

•
Emerging Markets Risk (Global Listed Fund).  Emerging markets are markets of countries in the initial stages of industrialization and generally have low per capita income.  In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than those of more developed countries.

•
Stapled Securities Risk (Both Funds).   A stapled security is comprised of two different securities—a unit of a trust and a share of a company—that are "stapled" together and treated as a unit at all times, including for transfer or trading.  The characteristics and value of a stapled security are influenced by both underlying securities. The listing of stapled securities on a domestic or foreign exchange does not guarantee a liquid market for stapled securities.

•
Real Estate Investment Trust (REIT) Risk (Both Funds).  Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  In addition, REITs have their own expenses, and the Funds will bear a proportionate share of those expenses.

•
Limited Partnership and MLP Risk (Global Listed Fund).  Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments.  In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid.  Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Non-Diversification Risk (American Listed Fund). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to a greater risk of loss if any of those securities become permanently impaired than a fund that invests more widely.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of April 30, 2022:

Fund	Shareholder	Percent of Shares Held
Global Listed Fund	Capinco, c/o U.S. Bank N.A.	95.83%

American Listed Fund	First Sentier Seed Trust No.1,	59.26%
	Re Limited Tr U/A 12/03/2020
	Randy Paas IRA, c/o U.S. Bank N.A.	34.47%

First Sentier Funds

NOTES TO FINANCIAL STATEMENTS at April 30, 2022 (Unaudited)(Continued)

NOTE 11 – TRUSTEES AND OFFICERS

Gail Duree retired as an independent trustee effective December 31, 2021.  Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

NOTE 12 – SUBSEQUENT EVENTS

On May 3-4, 2022, the First Sentier Seed Trust redeemed $3,375,971.85 from the American Listed Fund.  The First Sentier Seed Trust is no longer a shareholder of the American Listed Fund.

First Sentier Funds

Expense Example – at April 30, 2022 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/21 – 4/30/22).

Actual Expenses
For each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees or exchange fees. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Sentier Global Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/21	4/30/22	11/1/21 – 4/30/22

Actual	$1,000.00	$1,027.20	$4.78

Hypothetical	$1,000.00	$1,020.08	$4.76
(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier Funds

Expense Example – at April 30, 2022 (Unaudited)(Continued)

First Sentier American Listed Infrastructure Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/21	4/30/22	11/1/21 – 4/30/22

Actual	$1,000.00	$1,041.70	$3.80

Hypothetical	$1,000.00	$1,021.08	$3.76

(5% return before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

First Sentier Funds

NOTICE TO SHAREHOLDERS at April 30, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-898-5040 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-898-5040.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-888-898-5040.

First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreements (Unaudited)

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for an annual term, on behalf of the First Sentier Global Listed Infrastructure Fund (the “Global Listed Fund”) and First Sentier American Listed Infrastructure Fund (the “American Listed Fund”) (collectively the “Funds”), the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and First Sentier Investors (US) LLC (the “Adviser”) and the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Trust, the Adviser and First Sentier Investors (Australia) IM Ltd (the “Sub-Adviser”). The Adviser and Sub-Adviser will be referred to together as the “Advisers,” and the Advisory Agreement and Sub-Advisory Agreement will be referred to together as the “Advisory Agreements.” At both meetings, the Board received and reviewed substantial information regarding the Funds, the Advisers and the services provided by the Advisers to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:

1.
The nature, extent and quality of the services provided and to be provided by the Advisers under the Advisory Agreements. The Board considered the nature, extent and quality of the Advisers’ overall services provided to the Funds, as well as their specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisers involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisers, including information regarding its compliance program, its chief compliance officer and the Advisers’ compliance record, as well as the Advisers’ cybersecurity program, liquidity risk management program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisers’ business continuity plan has operated throughout the COVID-19 pandemic. The Board further considered the prior relationship between the Advisers and the Trust, as well as the Board’s knowledge of the Advisers’ operations, and noted that during the course of the prior year they had met with certain personnel of the Advisers in person to discuss each Fund’s performance and investment outlook as well as various marketing and compliance topics. The Board concluded that the Advisers had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisers. In assessing the quality of the portfolio management delivered by the Advisers, the Board reviewed the short-term and long-term performance of the Global Listed Fund as of June 30, 2021, on both an absolute basis and a relative basis in comparison to its peer funds utilizing a Morningstar classification, an appropriate securities market benchmark, a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”), and the Advisers’ similarly managed accounts. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative Morningstar peer

First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreements (Unaudited)(Continued)

group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks.  In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Global Listed Fund: The Board noted that the Global Listed Fund underperformed both the Morningstar peer group average and the Cohort average for the one- and three-year periods ended June 30, 2021. The Board also reviewed the performance of the Global Listed Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods ended June 30, 2021.

The Board also considered any differences in performance between the Advisers’ separately managed accounts and the performance of the Global Listed Fund, noting that the Fund outperformed the separately managed composite for the one- and three-year periods ended June 30, 2021.

American Listed Fund: The Board noted that the American Listed Fund did not yet have one full year of performance to consider.

3.
The costs of the services to be provided by the Advisers and the structure of the Advisers’ fees under the Advisory Agreements. In considering the advisory and sub-advisory fees and total expenses of the Funds, the Board reviewed comparisons to the peer funds, the Cohort, and the Advisers’ similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Funds. When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of those accounts that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to limit the annual expense ratio of the Global Listed Fund to no more than 0.85% and American Listed Fund to no more than 0.75%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board also noted that the Global Listed Fund’s and American Listed Fund’s total net expense ratio is below the average of its Cohort.

The Board also considered the services the Adviser provides to its other similarly managed accounts, comparing the fees charged for those management services to the management fees charged to the Funds, nothing that none of the other accounts were U.S. registered mutual funds.

The Board determined that it would continue to monitor the appropriateness of the advisory and sub-advisory fees for the Funds and concluded that, at this time, the fee to be paid to the Advisers was fair and reasonable.

First Sentier Global Listed Infrastructure Fund
First Sentier American Listed Infrastructure Fund

Approval of Investment Advisory Agreements (Unaudited)(Continued)

4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
The profits to be realized by the Advisers and their affiliates from their relationship with the Funds. The Board reviewed the Advisers’ financial information and took into account both the direct benefits and the indirect benefits to the Advisers from advising the Funds. The Board considered the profitability to the Advisers from its relationship with the Funds and considered any additional material benefits derived by the Advisers from its relationship with the Funds. The Board also considered that the Funds do not charge Rule 12b-1 fees or receive “soft dollar” benefits in exchange for Fund brokerage. The Board noted the Advisers stated there may be unquantifiable indirect benefits by the nature of market perception of scale in the management of the Funds.  After such review, the Board determined that the profitability to the Advisers with respect to the Advisory Agreements was not excessive, and that the Advisers had maintained adequate resources and profit levels to support the services each provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the Funds, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisers, including the advisory and sub-advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the Funds would be in the best interest of each Fund and its shareholders.

HOUSEHOLDING

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 888-898-5040 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

First Sentier Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
First Sentier Investors (US) LLC
10 East 53rd Street, 21st Floor
New York, New York 10022

Investment Sub-Adviser
First Sentier Investors (Australia) IM Ltd
Darling Park, Tower 1
201 Sussex Street
Sydney, NSW 2000
Australia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-888-898-5040.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/6/2022

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    7/6/2022

* Print the name and title of each signing officer under his or her signature